PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	9 Months Ended
Sep. 30, 2025
PLANT EQUIPMENT AND MINING PROPERTIES
Schedule of Plant, Equipment and Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2024	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	870	395	18	417	2,994	445	5,139
Writedowns	-	(36)	(183)	(1,679)	(983)	(822)	(3,703)
Effect of movements in exchange rates	(15)	(12)	(1)	20	(21)	(11)	(40)
Balance at December 31, 2024	19,230	1,191	1,763	16,331	28,222	14,982	81,719
Additions / Transfers	3,060	33	114	6,438	2,574	554	12,773
Transfer from exploration and evaluation assets (Note 7)	35,005	-	-	-	-	-	35,005
Royalty buyback	21,423	-	-	-	-	-	21,423
Writedowns	-	(12)	(5)	(797)	(426)	-	(1,240)
Effect of movements in exchange rates	7	-	-	1	-	38	46
Balance at September 30, 2025	78,725	1,212	1,872	21,973	30,370	15,574	149,726
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2024	9,473	548	781	5,235	7,894	3,323	27,254
Additions	426	130	401	1,534	549	339	3,379
Writedowns	-	(35)	(182)	(1,472)	(594)	(432)	(2,715)
Balance at December 31, 2024	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	364	109	308	577	1,018	237	2,613
Writedowns	-	(11)	(3)	(734)	(79)	-	(827)
Balance at September 30, 2025	10,263	741	1,305	5,140	8,788	3,467	29,704
NET BOOK VALUE
At September 30, 2025	68,462	471	567	16,833	21,582	12,107	120,022
At December 31, 2024	9,331	548	763	11,034	20,373	11,752	53,801